Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Financial Accounting Standards Board – Accounting Standards Codification ("FASB ASC") 820, Fair Value Measurement, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level  1    Quoted prices in active markets for identical assets or liabilities
Level  2    Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities
Level  3    Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The following describes the valuation methodologies used for assets measured at fair value:
•Mutual Funds and Money Market Fund: Valued at the daily closing price as reported by the fund. Mutual funds and money market fund held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds and money market fund held by the Plan are deemed to be actively traded.
•Home BancShares, Inc. common stock: Valued at the closing price reported on the New York Stock Exchange (NYSE).
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024, respectively:
Investment Assets at Fair Value

	December 31, 2025
	Level 1	Level 2	Level 3	Total Assets
Mutual funds	$132,991,204	—	—	$132,991,204
Money market fund	5,927,152	—	—	5,927,152
Home BancShares, Inc. common stock	30,368,752	—	—	30,368,752
Total investments at fair value	$169,287,108	$—	$—	$169,287,108

	December 31, 2024
	Level 1	Level 2	Level 3	Total Assets
Mutual funds	$110,634,855	—	—	$110,634,855
Money market fund	5,669,602	—	—	5,669,602
Home BancShares, Inc. common stock	31,704,224	—	—	31,704,224
Total investments at fair value	$148,008,681	$—	$—	$148,008,681